BEPC EXCHANGEABLE SHARES, BRHC EXCHANGEABLE SHARES, CLASS A.2 EXCHANGEABLE SHARES, BRHC CLASS B SHARES AND BRHC CLASS C SHARES - Schedule of shares outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ 8,600	$ 4,721
Share exchanges	0	0
Arrangement		4,572
Remeasurement of liability	1,661	(693)
Ending balance	$ 10,261	$ 8,600	$ 4,721
Exchangeable shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	144,921,168	179,651,526
Share exchanges (in shares)	(36,058)	(10,675)	(8,465)
Share exchanges	$ 1	$ 1	$ 1
Arrangement (in shares)		34,719,683
Remeasurement of liability (in shares)	0	0
Ending balance (in shares)	144,885,110	144,921,168	179,651,526
Class A.2 exchangeable shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	34,719,683	0
Share exchanges (in shares)	0	0
Arrangement (in shares)		34,719,683
Remeasurement of liability (in shares)	0	0
Ending balance (in shares)	34,719,683	34,719,683	0
BRHC class B shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	110	165
Share exchanges (in shares)	0	0
Arrangement (in shares)		55
Remeasurement of liability (in shares)	0	0
Ending balance (in shares)	110	110	165
BRHC class C shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	194,460,874	0
Share exchanges (in shares)	0	0
Arrangement (in shares)		194,460,874
Remeasurement of liability (in shares)	0	0
Ending balance (in shares)	194,460,874	194,460,874	0